CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 479,777	$ 224,994
Trade receivables, prepayments, and other receivables	117,093	59,433
Derivative financial asset	26,703	0
Inventories	140,136	164,859
Total current assets	763,709	449,286
Non-current assets
Mineral property, plant and equipment	1,240,630	795,645
Trade receivables, prepayments and other receivables	28,798	4,355
Deferred tax assets	3,377	21,656
Inventories	70,056	42,418
Restricted cash	17,109	6,494
Total non-current assets	1,359,970	870,568
Total assets	2,123,679	1,319,854
Current liabilities
Trade and other payables	373,193	247,708
Derivative financial liability	167,260	2,594
Income tax payable	177,122	72,060
Provisions	16,134	15,115
Deferred and contingent consideration	30,117	7,415
Borrowings	154,312	96,356
Current contract liabilities	67,427	40,878
Lease obligations	2,999	2,877
Total current liabilities	988,564	485,003
Non-current liabilities
Provision for reclamation and closure costs	187,623	126,803
Deferred tax liability	56,071	15,305
Non-current deferred and contingent consideration	44,906	83,563
Deferred revenue	329,373	164,540
Other Liabilities	0	15,457
Lease obligations	12,463	12,886
Total non-current liabilities	630,436	418,554
Total liabilities	1,619,000	903,557
Equity
Share capital	813,355	587,119
Retained earnings (deficit)	(280,806)	(236,794)
Accumulated OCI	(155,854)	(13,052)
Share-based payments reserve	30,914	8,492
Total equity attributable to shareholders of the Company	407,609	345,765
Non-controlling interests	97,070	70,532
Total equity	504,679	416,297
Total liabilities and shareholders' equity	$ 2,123,679	$ 1,319,854